Revenue - Summary of Revenue by Delivery Location (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		$ 1,109,800	$ 912,643	$ 928,258
Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		1,109,800	912,643	928,258
India [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		555,796	463,908	476,078
USA [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		504,260	403,527	392,601
USA [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		168,493	150,418	134,031
Philippines [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		143,238	119,855	130,350
UK [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		363,871	286,646	291,295
UK [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services	[1]	127,826	72,178	60,244
South Africa [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		22,270	26,450	35,429
South Africa [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		56,735	51,625	68,051
Sri Lanka [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		16,282	15,748	13,766
Romania [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		12,756	13,107	17,433
China [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		13,880	12,740	12,399
Spain [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		5,314	5,224	8,959
Poland [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		4,989	4,816	3,649
Costa Rica [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		3,643	3,024	3,298
Australia [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		67,409	70,297	79,875
Australia [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		$ 848	$ 0	$ 0

[1]	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.